Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following fair value hierarchy table presents information about the Company’s financial assets and liabilities measured at fair value (in thousands):

	ASSETS AND LIABILITIES MEASURED AT
	FAIR VALUE ON A RECURRING BASIS
DECEMBER 31, 2012	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,463,916	$—	$—	$1,463,916
U.S. government and Non-U.S. government obligations	34,339	—	—	34,339
Corporate debt (2)	76,818	—	—	76,818
Listed equity options	202,091	—	—	202,091
Loan inventory	—	191,712	—	191,712
Purchased call options	—	237	—	237
Securitized HECM loan inventory (3)	—	4,054,905	—	4,054,905

Total Financial instruments owned, at fair value	1,777,164	4,246,854	—	6,024,018
Securities segregated under federal and other regulations (4)	3,000	—	—	3,000
Securities on deposit with clearing organizations (4)	182,280	—	—	182,280
Deferred compensation investments (5)	—	21,339	—	21,339
Investment in Deephaven Funds (5)	—	1,342	—	1,342
Assets of business held for sale:
Mortgage-backed securities	—	108,999		108,999
Corporate debt	29,690	—		29,690

Total fair value of financial instrument assets	$1,992,134	$4,378,534	$—	$6,370,668

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,164,999	$—	$—	$1,164,999
U.S. government obligations	71,728	—	—	71,728
Corporate debt (2)	47,263	—	—	47,263
Listed equity options	155,942	—	—	155,942
Embedded conversion derivative	—	237	—	237
Foreign currency forward contracts	—	5,268	—	5,268

Total Financial instruments sold, not yet purchased, at fair value	1,439,932	5,505	—	1,445,437
Liability to GNMA trusts, at fair value (3)	—	4,002,704	—	4,002,704
Liabilities of business held for sale:
Corporate debt	22,858	—	—	22,858
U.S. government obligations	176,309	—	—	176,309

Total fair value of financial instrument liabilities	$1,639,099	$4,008,209	$—	$5,647,308

(1)	Equities of $676.8 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.1 million has been netted by respective long and short positions by CUSIP number.
(3)	Represents HECMs that have been securitized into HECM Mortgage Backed Securities (“HMBS”) where the securitization is not accounted for as a sale of the underlying HECMs. See Securitized HECM loan inventory below for full description.
(4)	Securities segregated under federal and other regulations and Securities on deposit with clearing organizations consist of U.S. government obligations. The securities on deposit with clearing organizations are recorded within Receivable from brokers, dealers and clearing organizations on the Consolidated Statements of Financial Condition.
(5)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition.

	ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
DECEMBER 31, 2011	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Financial instruments owned, at fair value:
Equities (1)	$1,416,090	$—	$—	$1,416,090
U.S. government obligations	44,316	—	—	44,316
Corporate debt (2)	73,074	—	—	73,074
Listed equity options	280,384	—	—	280,384
Loan inventory	—	189,541	—	189,541
Purchased call options	—	17,532	—	17,532
Foreign currency forward contracts	—	3,951	—	3,951
Securitized HECM loan inventory (3)	—	1,722,631	—	1,722,631

Total Financial instruments owned, at fair value	1,813,864	1,933,655	—	3,747,519
Deferred compensation investments (4)	—	20,414	—	20,414
Investment in Deephaven Funds (4)	—	1,319	—	1,319
Assets of business held for sale:
Mortgage-backed securities	16,399	—	—	16,399
Corporate debt	842	—	—	842
Loan inventory	—	17,031	—	17,031

Total fair value of financial instrument assets	$1,831,105	$1,972,419	$—	$3,803,524

Liabilities
Financial instruments sold, not yet purchased, at fair value:
Equities (1)	$1,369,750	$—	$—	$1,369,750
U.S. government obligations	10,644	—	—	10,644
Corporate debt (2)	51,208	—	—	51,208
Listed equity options	254,506	—	—	254,506
Embedded conversion derivative	—	17,532	—	17,532

Total Financial instruments sold, not yet purchased, at fair value	$1,686,108	17,532	—	1,703,640
Liability to GNMA trusts, at fair value (3)	—	1,710,627	—	1,710,627
Liabilities of business held for sale:
Corporate debt	1,221	—	—	1,221
Total return swap	—	17,031	—	17,031

Total fair value of financial instrument liabilities	$1,687,329	$1,745,190	$—	$3,432,519

(1)	Equities of $400.6 million have been netted by their respective long and short positions by CUSIP number.
(2)	Corporate debt of $0.4 million has been netted by respective long and short positions by CUSIP number.
(3)	Represents HECMs that have been securitized into HMBS where the securitization is not accounted for as a sale of the underlying HECMs. See Securitized HECM loan inventory below for full description.
(4)	Deferred compensation investments and investment in the Deephaven Funds are included within Investments on the Consolidated Statements of Financial Condition. Excluded from deferred compensation investments is $1.1 million of Level 2 assets which relate to discontinued operations and are included within Other assets on the Consolidated Statements of Financial Condition.

Fair Value of Derivative Instruments in Consolidated Statements of Financial Condition and Effect of Changes in Fair Value on Consolidated Statements of Operations

The following tables summarize the fair value of derivative instruments in the Consolidated Statements of Financial Condition and the gains and losses included in the Consolidated Statements of Operations (in thousands):

	STATEMENTS OF FINANCIAL CONDITION LOCATION	FAIR VALUE AS OF DECEMBER 31,
		2012	2011
Asset Derivatives

Derivative instruments not designated as hedging instruments:	Financial instruments owned, at fair value
Purchased call options		$237	$17,532
Listed equity options (1)		202,091	280,384
Foreign currency forward contracts		—	477

		$202,328	$298,393

Derivative instruments designated as hedging instruments:	Financial instruments owned, at fair value
Foreign currency forward contracts		$—	$3,474

Liability Derivatives

Derivative instruments not designated as hedging instruments:	Financial instruments sold, not yet purchased, at fair value
Embedded conversion derivative		$237	$17,532
Listed equity options (1)		155,942	254,506
Total return swap (2)		—	17,031
Foreign currency forward contracts		822	—

		$157,001	$289,069

Derivative instruments designated as hedging instruments:	Financial instruments sold, not yet purchased, at fair value
Foreign currency forward contracts		$4,446	$—

(1)	As of December 31, 2012, the Company held 0.9 million long and 1.0 million short listed equity option contracts. As of December 31, 2011, the Company held 1.3 million long and 1.5 million short listed equity option contracts. These contracts are not subject to collateral requirements and are not netted.
(2)	As of December 31, 2011, the total return swap liability was offset by an asset of equal value that was included in Financial Instruments owned, at fair value on the Company’s Consolidated Statements of Financial Condition. This total return swap was liquidated during the first quarter of 2012.

Fair Value of Derivative Instruments Gain Loss Recognized
FINANCIAL STATEMENTS LOCATION	GAIN (LOSS) RECOGNIZED FOR THE YEAR ENDED DECEMBER 31,
		2012	2011	2010
Derivative instruments not designated as hedging instruments:
Purchased call options	Investment income (loss) and other, net	$(17,295)	$(16,371)	$(48,134)
Listed equity options (1)	Net trading revenue	3,663	(2,647)	452
Embedded conversion derivative	Investment income (loss) and other, net	17,295	16,371	48,134
Total return swap (2)	Investment income (loss) and other, net	—	(5,531)	—
Foreign currency forward contracts	Investment income (loss) and other, net	(2,192)	1,169	—

		$1,471	$(7,009)	$452

Derivative instruments designated as hedging instruments:
Foreign currency forward contracts	Accumulated other comprehensive (loss)	$(6,454)	$(175)	$(1,078)

(1)	Realized gains and losses on listed equity options relate to the Company’s market making activities in such options. Such market making activities also comprise trading in the underlying equity securities with gains and losses on such securities generally offsetting the gains and losses reported in this table. Gains and losses on such equity securities are also included in Net trading revenue on the Company’s Consolidated Statements of Operations.
(2)	Loss on the total return swap is offset by an equal gain on the underlying position which is recorded in Investment income (loss) and other, net on the Company’s Consolidated Statements of Operations.